Commitments and contingencies - Estimates of Future Commitments (Detail) CAD in Thousands	Dec. 31, 2015 CAD
Commitments Disclosure [Line Items]
Year 1	CAD 228,707
Year 2	150,358
Year 3	132,176
Year 4	135,206
Year 5	132,680
Thereafter	706,930
Total	1,486,057
Power purchase (i)
Commitments Disclosure [Line Items]
Year 1	82,403
Year 2	52,644
Year 3	55,599
Year 4	59,165
Year 5	59,791
Thereafter	0
Total	309,602
Gas supply and service agreements (ii)
Commitments Disclosure [Line Items]
Year 1	66,264
Year 2	46,673
Year 3	36,621
Year 4	35,482
Year 5	32,070
Thereafter	82,509
Total	299,619
Service agreements
Commitments Disclosure [Line Items]
Year 1	38,335
Year 2	38,151
Year 3	35,019
Year 4	35,734
Year 5	35,955
Thereafter	518,193
Total	701,387
Capital projects
Commitments Disclosure [Line Items]
Year 1	35,842
Year 2	7,571
Year 3	71
Year 4	71
Year 5	71
Thereafter	18
Total	43,644
Operating leases
Commitments Disclosure [Line Items]
Year 1	5,863
Year 2	5,319
Year 3	4,866
Year 4	4,754
Year 5	4,793
Thereafter	106,210
Total	CAD 131,805